Related Party Transactions - Summary of compensation of key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Related Party [Abstract]
Salary	$ 1,585	$ 1,317	$ 1,218
Bonus	1,788	1,570	595
Pension Benefits	93	88	81
Other Benefits	70	88	146
Total Compensation	$ 3,536	$ 3,063	$ 2,040